Related Party and Party-In-Interest Transactions -2 (Details) - EBP Hourly DPS Plan - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investment income		$ 137,111
Master Trust
EBP, Master Trust [Line Items]
Total investment income	[1]	95,649
Master Trust | Master Trust Balances
EBP, Master Trust [Line Items]
Total investment income		591,239
Total Master Trust investments at fair value		4,950,871
Master Trust | Master Trust Balances | Altria Stock
EBP, Master Trust [Line Items]
Total investment income		247,000
Total Master Trust investments at fair value		1,456,691
Master Trust | Master Trust Balances | Collective investment funds
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		2,688,978
Master Trust | Master Trust Balances | Collective investment funds | EBP, Affiliate of Trustee
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		$ 1,089,000	$ 1,009,000

[1]	Represents the Plan’s interest in investment income earned from the Master Trust, including investment income of Plan assets transferred from Master Trust A beginning on July 11, 2025 (the “Transition Date”). For further details, see Note 1. Description of the Plan - Master Trusts and Note 3. Master Trust Investments.